UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

Monteagle Funds

(Exact name of registrant as specified in charter)

2506 Winford Avenue	Nashville, Tennessee 37211-2148
(Address of principal executive offices)	(Zip code)

 The Corporation Trust Company
Corporate Trust Center
1209 Orange Street
Wilmington, DE  19801

(Name and address of agent for service)

With a copy to:
 Paul B. Ordonio, President
Monteagle Funds
2506 Winford Avenue
Nashville, TN  37211

Registrant's telephone number, including area code:  888.263.5593

Date of fiscal year end:  08/31/14

Date of reporting period: 05/31/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

PAR VALUE	U.S. GOVERNMENT AND AGENCY OBLIGATIONS (b) - 30.64%	FAIR VALUE

	U.S. Treasury Notes - 20.10%
$1,000,000	3.125%, due 05/15/2021	$1,073,242
2,000,000	1.75%, due 05/15/2022	1,933,282
2,000,000	1.625%, due 08/15/2022	1,906,562
500,000	2.625%, due 08/15/2020	522,676
1,000,000	2.125%, due 08/15/2021	1,003,945
2,000,000	2.00%, due 11/15/2021	1,983,984
		8,423,691
	Federal Farm Credit Bank - 1.19%
500,000	1.33%, due 11/20/2017	500,030

	Federal Home Loan Bank - 1.20%
500,000	5.25%, due 06/18/2014	501,155

	Federal Home Loan Mortgage Corporation - 4.53%
500,000	3.75%, due 03/27/2019	552,342
1,000,000	4.875%, due 06/13/2018	1,143,457
175,000	5.00%, due 12/14/2018	200,505
		1,896,304
	Federal National Mortgage Association - 3.62%
500,000	5.00%, due 03/02/2015	517,995
1,000,000	0.75%, due 08/16/2017	1,000,121
		1,518,116

	Total U.S. Government and Agency Obligations (Cost $12,926,317)	12,839,296

PAR VALUE	CORPORATE BONDS (b) - 56.04%	FAIR VALUE

	Aerospace & Defense - 1.36%
500,000	United Technologies Corp., 5.375%, due 12/15/2017	570,966

	Agriculture - 1.15%
500,000	Philip Morris International, Inc., 2.50%, due 08/22/2022	483,954

	Banks - 13.12%
500,000	Goldman Sachs Group, Inc., 5.95%, due 01/18/2018	570,315
500,000	JPMorgan Chase & Co., 6.00%, due 01/15/2018	575,376
250,000	JPMorgan Chase & Co., 4.35%, due 08/15/2021	272,839
500,000	Manufacturers & Traders Trust Co., 1.45%, due 03/07/2018	497,955
500,000	Morgan Stanley, 3.45%, due 11/02/2015	520,186
500,000	Northern Trust Corp., 2.375%, due 08/02/2022	483,792
500,000	PNC Funding Corp., 4.375%, due 08/11/2020	550,027
500,000	U.S. Bancorp, 2.20%, due 11/15/2016	517,019
500,000	Wells Fargo & Co., 3.45%, 02/13/2023	497,670
500,000	Wells Fargo & Co., 1.15%, 06/02/2017	500,255
500,000	Westpac Banking Corp., 2.00%, due 08/14/2017	512,295
		5,497,729
	Biotechnology - 1.26%
250,000	Amgen, Inc., 4.50%, due 03/15/2020	272,914
250,000	Amgen, Inc., 4.85%, due 11/18/2014	255,136
		528,050
	Computers - 1.43%
600,000	International Business Machines Corp., 1.25%, 02/08/2018	598,660

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 56.04% (continued)	FAIR VALUE

	Diversified Financial Services - 2.43%
$250,000	CME Group, Inc., 3.00%, due 09/15/2022	$251,231
250,000	General Electric Capital Corp., 3.15%, due 09/07/2022	253,410
500,000	Toyota Motor Credit Corp., 3.20%, due 06/17/2015	514,873
		1,019,514
	Electric - 2.65%
500,000	Duke Energy Florida, Inc., 4.55%, due 04/01/2020	560,055
500,000	Georgia Power Co., 4.25%, due 12/01/2019	551,053
		1,111,108
	Electrical Components - 0.66%
250,000	Emerson Electric Co., 5.125%, due 12/01/2016	276,733

	Healthcare - Services - 0.04%
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/2014	15,139

	Insurance - 3.28%
500,000	Berkshire Hathaway Finance Corp., 3.00%, due 05/15/2022	506,284
750,000	Chubb Corp., 5.75%, due 05/15/2018	866,030
		1,372,314
	Machinery - Diversified - 2.00%
750,000	Deere & Co., 4.375, due 10/16/2019	838,892

	Metal Fabricate & Hardware - 1.15%
500,000	Precision Castparts Corp., 2.50%, due 01/15/2023	481,795

	Miscellaneous Manufacturing - 2.52%
250,000	3M Co., 1.00%, due 06/26/2017	250,733
250,000	3M Co., 2.00%, due 06/26/2022	238,586
500,000	General Electric Co., 5.25%, due 12/06/2017	566,313
		1,055,632
	Office & Business Equipment - 0.67%
250,000	Pitney Bowes, Inc., 5.75%, due 09/15/2017	281,631

	Oil & Gas - 2.99%
500,000	BP Capital Markets, PLC, 2.50%, due 11/06/2022	478,545
250,000	BP Capital Markets, PLC, 4.75%, due 03/10/2019	281,802
250,000	Shell International Finance BV, 1.125%, due 08/21/2017	250,411
250,000	Shell International Finance BV, 2.375%, due 08/21/2022	241,849
		1,252,607
	Oil & Gas Services - 1.81%
750,000	Halliburton Co., 2.00%, due 08/01/2018	758,160

	Pharmaceuticals - 4.78%
750,000	Allergan, Inc., 5.75%, due 04/01/2016	811,220
500,000	AstraZeneca PLC, 1.95%, due 09/18/2019	498,938
500,000	GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/2018	578,146
100,000	Johnson & Johnson, 5.15%, due 07/15/2018	114,929
		2,003,233
	Real Estate Investment Trust - 1.82%
750,000	Simon Property Group LP, 2.20%, due 02/01/2019	760,672

	Retail - 1.18%
250,000	Costco Wholesale Corp., 1.125%, due 12/15/2017	249,159
250,000	Costco Wholesale Corp., 1.70%, due 12/15/2019	246,320
		495,479
	Semiconductors - 2.69%
750,000	Broadcom Corp., 2.70%, 11/01/2018	777,757
350,000	Intel Corp., 1.35%, 12/15/2017	350,810
		1,128,567

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

PAR VALUE	CORPORATE BONDS (b) - 56.04% (continued)	FAIR VALUE

	Software - 1.16%
500,000	Oracle Corp., 2.50%, due 10/15/2022	$484,789

	Telecommunications - 5.89%
750,000	AT&T, Inc., 5.80%, due 02/15/2019	874,130
200,000	AT&T, Inc., SBC Comm, 5.625%, due 06/15/2016	219,342
750,000	Cisco Systems, Inc., 4.95%, due 02/15/2019	852,226
500,000	Verizon Communications, Inc., 3.00%, due 04/01/2016	520,972
		2,466,670

	Total Corporate Bonds (Cost $22,843,226)	23,482,294

PAR VALUE	MORTGAGE-BACKED SECURITIES (b) - 4.87%	FAIR VALUE

	Federal Home Loan Mortgage Corporation - 2.37%
$586,572	Pool J19285, 2.50%, due 06/01/2027	596,961
75,436	Series 15L, 7.00%, due 07/25/2023	85,136
292,898	Series 2841 BY, 5.00%, due 08/15/2019	311,683
-	Series 3290 PD, 5.50%, due 03/15/2035	-
		993,780

	Federal National Mortgage Association - 1.03%
89,644	Pool 545759, 6.50%, due 07/01/2032	102,298
27,050	Pool 725421, 7.00%, due 09/01/2017	28,400
50,299	Pool 754289, 6.00%, due 11/01/2033	56,894
104,538	Pool 882684, 6.00%, due 06/01/2036	118,326
2,822	Series 2003-54-PG, 5.50%, due 09/25/2032	2,822
111,648	Series 2007-40-PT, 5.50%, due 05/25/2037	122,728
		431,468
	Government National Mortgage Association - 1.47%
110,041	Pool 476998, 6.50%, due 07/15/2029	125,169
86,084	Pool 648337, 5.00%, due 10/15/2020	92,357
41,352	Pool 676516, 6.00%, due 02/15/2038	46,462
109,754	Series 2012-52-PM, 3.50%, due 12/20/2039	114,868
255,058	Series 2012-91-HQ, 2.00%, due 09/20/2041	234,859
		613,715
	Total Mortgage-Backed Securities (Cost $1,982,901)	2,038,963

SHARES	MONEY MARKET FUNDS - 9.06%	FAIR VALUE

3,797,811	Fidelity Institutional Money Market Fund Class I, 0.09% (a) (Cost $3,797,811)	$3,797,811

	Total Investments at Fair Value - 100.61% (Cost $41,550,255)	$42,158,364

	Liabilities in Excess of Other Assets, Net - (0.61%)	(256,916)

	Net Assets - 100.00%	$41,901,448

(a)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.
(b)
Categorized in level 2 of the fair value hierarchy; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 67.30%	FAIR VALUE

	Aerospace & Defense - 8.65%
5,800	BE Aerospace, Inc. (a)	$561,150
6,300	Raytheon Company	614,691
		1,175,841
	Airlines - 10.16%
5,600	Alaska Air Group, Inc.	551,376
16,900	Southwest Airlines Co.	447,005
6,500	Spirit Airlines, Inc. (a)	383,955
		1,382,336
	Apparel - 2.98%
4,300	Michael Kors Holdings, Ltd. (a)	405,834

	Auto Manufacturers - 3.36%
2,200	Tesla Motors, Inc. (a)	457,094

	Auto Parts & Equipment - 5.12%
6,000	Delphi Automotive PLC	414,360
3,200	Lear Corp.	281,760
		696,120
	Beverages - 1.91%
2,300	Keurig Green Mountain, Inc.	259,394

	Biotechnology - 3.40%
5,700	Gilead Sciences, Inc. (a)	462,897

	Commercial Services - 1.49%
2,000	United Rentals, Inc. (a)	202,100

	Home Furnishing- 3.55%
4,600	Harman International Industries, Inc. Co.	483,138

	Insurance - 2.90%
6,000	AmTrust Financial Services, Inc.	256,200
3,000	Aspen Insurance Holdings Ltd.	137,850
		394,050
	Internet - 4.42%
3,700	Vipshop Holdings Ltd. - ADR (a)	601,842

	Miscellaneous Manufacturing - 4.77%
7,500	Trinity Industries, Inc.	648,975

	Oil & Gas - 7.59%
5,700	Diamonback Energy, Inc. (a)	430,236
4,400	EQT Corp.	470,272
1,200	Helmerich & Payne, Inc.	131,940
		1,032,448
	Pharmaceuticals - 5.93%
1,400	Actavis PLC (a)	296,156
800	Allergan, Inc.	133,968
3,300	Salix Pharmaceuticals, Inc. (a)	376,464
		806,588
	Retail - 1.07%
2,000	Domino's Pizza, Inc.	144,900

	Total Common Stocks (Cost $8,318,029)	9,153,557

MONTEAGLE INFORMED INVESTOR GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	EXCHANGE-TRADED FUNDS - 21.97%	FAIR VALUE

16,900	Powershares QQQ Trust Series 1	$1,543,139
7,500	SPDR S&P 500 ETF Trust	1,444,725
	Total Exchange-Traded Funds (Cost $2,934,709)	2,987,864

SHARES	MONEY MARKET FUND - 3.69%	FAIR VALUE

501,295	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $501,295)	$501,295

	Total Investments at Fair Value - 92.96% (Cost $11,754,033)	$12,642,716

	Other Assets in Excess of Liabilities, Net - 7.04%	957,785

	Net Assets - 100.00%	$13,600,501

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 97.58%	FAIR VALUE

	Apparel - 2.19%
6,850	NIKE, Inc. - Class B	$526,833

	Banks - 6.79%
11,145	East West Bancorp, Inc.	373,135
3,980	Goldman Sachs Group, Inc.	636,044
12,250	Wells Fargo & Co.	622,055
		1,631,234
	Beverages - 2.88%
16,910	Coca-Cola Co.	691,788

	Biotechnology - 3.83%
1,054	Amgen, Inc.	122,253
2,592	Celgene Corp. (a)	396,654
4,929	Gilead Sciences, Inc. (a)	400,284
		919,191
	Chemicals - 2.04%
1,480	CF Industries Holdings, Inc.	360,099
1,695	Monsanto Co.	129,447
		489,546
	Computers - 7.55%
2,250	Apple, Inc.	1,424,250
1,546	International Business Machines Corp.	285,020
1,130	Stratasys, Ltd. (a)	105,113
		1,814,383
	Cosmetics & Personal Care - 1.54%
4,830	Estee Lauder Cos., Inc.	370,075

	Distribution & Wholesale - 2.56%
2,378	WW Grainger, Inc.	614,404

	Diversified Financial Services - 7.90%
3,510	Affiliated Managers Group, Inc. (a)	661,986
2,322	BlackRock, Inc.	707,978
2,460	Visa, Inc. - Class A	528,482
		1,898,446
	Electrical Components & Equipment - 2.54%
11,502	AMETEK, Inc.	610,526

	Electronics - 2.87%
4,320	Amphenol Corp. - Class A	413,856
7,654	Trimble Navigation Ltd. (a)	276,080
		689,936
	Entertainment - 1.10%
8,385	Cinemark Holdings, Inc.	264,295

	Food - 2.84%
2,475	J.M. Smucker Co.	253,935
3,185	McCormick & Co., Inc. MD	230,307
5,208	Whole Foods Market, Inc.	199,154
		683,396
	Healthcare - Products - 2.61%
8,431	Baxter International, Inc.	627,351

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 97.58% (continued)	FAIR VALUE

	Internet - 6.51%
1,000	Amazon.com, Inc. (a)	$312,550
9,070	eBay, Inc. (a)	460,121
735	Google, Inc. - Class A (a)	420,163
660	Google, Inc. - Class C (a)	370,247
		1,563,081
	Leisure Time - 1.78%
3,318	Polaris Industries, Inc.	427,756

	Machinery - Diversified - 2.78%
4,704	Roper Industries, Inc.	666,463

	Media - 5.64%
8,095	Comcast Corp. - Class A	422,559
11,100	Walt Disney Co.	932,511
		1,355,070
	Metal Fabricate & Hardware - 2.11%
2,002	Precision Castparts Corp.	506,466

	Miscellaneous Manufacturing - 2.42%
7,418	Danaher Corp.	581,794

	Oil & Gas - 0.77%
1,409	Concho Resources, Inc. (a)	185,706

	Oil & Gas Services - 1.51%
4,420	National Oilwell Varco, Inc.	361,865

	Pharmaceuticals - 2.51%
8,425	Express Scripts Holding Co. (a)	602,135

	Real Estate Investment Trusts - 2.53%
4,073	American Tower Corp.	365,063
3,832	Health Care REIT, Inc.	242,297
		607,360
	Retail - 11.74%
3,121	Costco Wholesale Corp.	362,098
7,955	CVS Caremark Corp.	623,036
3,688	DSW, Inc.	92,384
7,340	Dunkin' Brands Group, Inc.	328,538
4,105	Family Dollar Stores, Inc.	240,553
8,355	Home Depot, Inc	670,322
4,660	Ross Stores, Inc.	318,977
2,370	Yum! Brands, Inc.	183,225
		2,819,133
	Semiconductors - 3.30%
9,860	QUALCOMM, Inc.	793,237

	Software - 1.23%
7,007	Oracle Corp.	294,434

	Telecommunications - 1.40%
13,695	Cisco Systems, Inc.	337,171

	Transportation - 2.11%
2,073	FedEx Corp.	298,844
4,000	Tidewater, Inc.	208,480
		507,324

	Total Common Stocks (Cost $16,672,115)	23,440,399

MONTEAGLE QUALITY GROWTH FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	MONEY MARKET FUND - 2.66%	FAIR VALUE

639,941	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (Cost $639,941)	$639,941

	Total Investments at Fair Value - 100.24% (Cost $17,312,056)	$24,080,340

	Liabilities in Excess of Other Assets, Net - (0.24%)	(59,615)

	Net Assets - 100.00%	$24,020,725

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 86.96%	FAIR VALUE

	Aerospace & Defense - 4.42%
1,300	Lockheed Martin Corp.	$212,745
4,953	Raytheon Co.	483,264
		696,009
	Banks - 4.14%
7,400	Bank of America Corp.	112,036
1,091	Goldman Sachs Group, Inc.	174,353
11,849	Morgan Stanley	365,660
		652,049
	Commercial Services - 4.46%
12,630	H&R Block, Inc.	376,121
20,652	R.R. Donnelley & Sons Co.	327,128
		703,249
	Computers - 5.13%
589	Apple, Inc.	372,837
6,175	Hewlett-Packard Co.	206,862
5,444	Teradata Corp. (a)	228,593
		808,292
	Diversified Financial Services - 1.00%
2,180	CME Group, Inc.	156,960

	Electric - 3.84%
9,085	Exelon Corp.	334,600
7,991	FirstEnergy Corp.	270,256
		604,856
	Entertainment - 1.43%
18,000	International Game Technology	225,900

	Food - 2.21%
10,144	Safeway, Inc.	348,345

	Healthcare - Products - 3.14%
4,213	Edwards Lifesciences Corp. (a)	342,096
1,800	Stryker Corp.	152,082
		494,178
	Healthcare - Services - 7.48%
5,097	Humana, Inc.	634,373
5,016	WellPoint, Inc.	543,534
		1,177,907
	Home Furnishings - 2.81%
3,087	Whirlpool Corp.	443,139

	Insurance - 2.36%
6,388	Allstate Corp.	372,165

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 86.96% (continued)	FAIR VALUE

	Iron & Steel - 3.83%
10,872	Allegheny Technologies, Inc.	$446,513
5,611	Cliffs Natural Resources, Inc. (d)	87,980
3,000	United States Steel Corp.	69,120
		603,613
	Machinery - Construction & Mining - 2.22%
6,107	Joy Global, Inc.	349,015

	Mining - 2.12%
14,609	Newmont Mining Corp.	334,400

	Miscellaneous Manufacturing - 1.24%
7,300	General Electric Co.	195,567

	Office & Business Equipment - 1.15%
14,634	Xerox Corp.	180,730

	Oil & Gas - 7.24%
2,200	ConocoPhillips	175,868
2,683	Diamond Offshore Drilling, Inc. (d)	136,994
9,517	Rowan Companies PLC	294,646
4,860	Tesoro Corp.	273,132
6,100	Transocean Ltd. (d)	259,189
		1,139,829
	Oil & Gas Services - 2.92%
6,513	Baker Hughes, Inc.	459,297

	Real Estate Investment Trust - 1.73%
6,520	HCP, Inc.	272,210

	Retail - 11.21%
7,060	Abercrombie & Fitch Co. CL A	268,351
5,607	CVS Caremark Corp.	439,140
8,406	Darden Restaurants, Inc.	421,309
2,000	Kohl's Corp.	108,880
4,100	Target Corp.	232,716
3,848	Wal-Mart Stores, Inc	295,411
		1,765,807
	Savings & Loans - 1.18%
19,082	Hudson City Bancorp, Inc.	186,431

	Semiconductors - 5.80%
22,477	Applied Materials, Inc.	453,811
16,833	Intel Corp.	459,877
		913,688
	Telecommunications - 0.90%
4,000	AT & T, Inc.	141,880

	Transportation - 3.00%
4,351	CH Robinson Worldwide, Inc.	260,451
2,100	Norflok Southern Corp.	211,575
		472,026

	Total Common Stocks (Cost $10,783,173)	13,697,542

MONTEAGLE SELECT VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	MONEY MARKET FUND - 14.97%	FAIR VALUE

2,357,035	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $2,357,034)	$2,357,035

	Total Investments at Fair Value - 101.93% (Cost $13,140,207)	$16,054,577

	Liabilities in Excess of Other Assets, Net - (1.93%)	(303,978)

	Net Assets - 100.00%	$15,750,599

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2014. Total collateral had a fair value of $327,739 at May 31, 2014.
(d)	Security, or a portion of the security, is out on loan at May 31, 2014. Total loaned securities had a fair value of $315,866 at May 31, 2014.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 95.04%	FAIR VALUE

	Aerospace & Defense - 2.27%
6,400	Triumph Group, Inc.	$443,520

	Auto Manufacturers - 2.10%
25,000	Ford Motor Co.	411,000

	Auto Parts & Equipment - 2.42%
17,000	Cooper Tire & Rubber Co.	473,110

	Chemicals - 10.42%
10,750	EI Du Pont de Nemour & Co.	745,083
18,800	Huntsman Corp.	501,772
8,300	Mosaic Co.	414,917
7,000	Stepan, Co.	374,640
		2,036,412
	Distribution & Wholesale - 1.14%
39,558	Wolseley PLC Jersey	221,920

	Diversified Financial Services - 2.38%
4,813	Macquarie Group - ADR	269,769
30,000	Nomura Holdings, Inc. - ADR	195,900
		465,669
	Electric - 5.10%
8,516	Duke Energy Corp.	605,317
11,000	NRG Energy, Inc.	392,040
		997,357
	Electrical Components & Equipment - 2.02%
21,000	Schneider Electric SA - ADR	393,750

	Environmental Control - 1.99%
11,000	Republic Services, Inc.	389,400

	Food - 2.49%
28,000	Dean Foods Co.	486,640

	Forest Products & Paper - 3.41%
14,000	International Paper Co.	666,820

	Healthcare - Products - 4.22%
32,000	Boston Scientific Corp. (a)	410,560
6,800	Medtronic, Inc.	415,004
		825,564
	Home Builders - 2.18%
18,000	DR Horton, Inc.	426,240

	Iron & Steel - 1.94%
7,500	Nucor Corp.	379,725

	Metal Fabricate & Hardware - 2.47%
12,000	Worthington Industries, Inc.	483,600

	Mining - 2.09%
12,000	Freeport-McMoRan Copper & Gold, Inc.	408,600

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 95.04% (continued)	FAIR VALUE

	Miscellaneous Manufacturing - 4.42%
22,000	Textron, Inc.	$862,840

	Oil & Gas - 9.75%
10,000	CVR Energy, Inc.	470,600
3,000	Exxon Mobil Corp.	301,590
7,600	HollyFrontier Corp.	374,300
12,000	Marathon Oil Corp.	439,920
7,494	Transocean Ltd. (d)	318,420
		1,904,830
	Oil & Gas Services - 1.51%
9,000	Steel Excel, Inc. (a)	294,750

	Packaging & Containers - 2.03%
9,400	Sonoco Products Co.	397,056

	Pharmaceuticals - 7.30%
10,000	Bristol-Myers Squibb Co.	497,400
12,147	Merck & Co., Inc. NJ	702,825
10,000	Takeda Pharmaceutical Co. Ltd. - ADR	226,600
		1,426,825
	Retail - 2.53%
13,000	Abercrombie & Fitch Co. CL A	494,130

	Semiconductors - 6.69%
19,000	Cirrus Logic, Inc. (a)	420,470
17,000	Intel Corp.	464,440
30,000	Kulicke & Soffa Inds Inc. (a)	422,700
		1,307,610
	Telecommunications - 10.51%
20,000	AT & T, Inc.	709,400
31,000	FIH Mobile Ltd. - ADR	352,665
9,700	Rogers Communications, Inc. Class B	392,365
12,000	Verizon Communications, Inc.	599,520
		2,053,950
	Transportation - 1.66%
11,000	CSX Corp.	323,400

	Total Common Stocks (Cost $13,672,397)	18,574,718

SHARES	MONEY MARKET FUND - 6.34%	FAIR VALUE

1,240,219	Fidelity Institutional Money Market Fund Class I, 0.09% (Cost $1,240,219) (c)	$1,240,219

	Total Investments at Fair Value - 101.38% (Cost $14,912,616)	$19,814,937

	Liabilities in Excess of Other Assets, Net - (1.38%)	(270,418)

	Net Assets - 100.00%	$19,544,519

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2014. Total collateral had a fair value of $315,487 at May 31, 2014.
(d)	Security, or a portion of the security is out on loan at May 31, 2014. Total loaned securities had a fair value of $310,177 at May 31, 2014.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of the schedules of investments.

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 98.33%	FAIR VALUE

	Advertising - 0.59%
8,100	Clear Channel Outdoor Holdings, Inc. (a)	$66,096

	Airlines - 1.31%
5,530	Southwest Airlines Co.	146,269

	Banks - 6.04%
2,231	Comerica, Inc.	107,021
1,023	Cullen/Frost Bankers, Inc.	76,582
2,131	First Financial Bankshares, Inc. (d)	126,752
3,857	International Bancshares Corp.	92,954
1,389	Prosperity Bancshares, Inc.	80,743
2,677	Texas Capital Bancshares, Inc. (a)	137,062
2,080	ViewPoint Financial Group, Inc.	51,688
		672,802
	Beverages - 0.93%
1,797	Dr Pepper Snapple Group, Inc.	103,687

	Building Materials - 1.79%
1,180	Eagle Materials, Inc.	102,625
1,141	Lennox International, Inc.	96,894
		199,519
	Chemicals - 2.74%
1,236	Celanese Corp.	77,497
5,074	Kronos Worldwide, Inc. (d)	76,567
4,777	Valhi, Inc.	27,420
1,536	Westlake Chemical Co.	124,186
		305,670
	Commercial Services - 5.93%
558	Alliance Data Systems Corp. (a)	142,876
3,150	Cardtronics, Inc. (a)	91,287
5,135	HMS Holdings Corp (a)	96,538
4,060	Quanta Services, Inc. (a)	137,837
2,359	Rent-A-Center, Inc.	65,958
6,343	Service Corp. International, Inc.	126,987
		661,483
	Computers - 0.53%
1,225	Cognizant Technology Solutions Corp. (a)	59,547

	Distribution & Wholesale - 0.69%
731	Fossil Group, Inc. (a)	76,580

	Electric - 2.43%
3,885	Dynegy, Inc. (a)	130,924
3,658	El Paso Electric Co.	139,406
		270,330
	Electrical Equipment & Components - 1.06%
2,440	Encore Wire Corp.	118,584

	Electronics - 1.70%
3,554	Benchmark Electronics, Inc. (a)	82,417
3,727	National Instruments Corp.	106,741
		189,158
	Engineering & Construction - 1.30%
1,141	Fluor Corp.	85,666
2,422	KBR, Inc.	58,830
		144,496
	Entertainment - 1.69%
2,611	Cinemark Holdings, Inc.	82,299
573	Multimedia Games Holding Co., Inc. (a)	16,474
2,203	Six Flags Entertainment Corp.	89,133
		187,906
	Environmental Control - 2.16%
3,700	Darling International, Inc. (a)	73,963
1,762	Waste Connections, Inc.	80,294
1,926	Waste Management, Inc.	86,054
		240,311

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 98.33% (continued)	FAIR VALUE

	Food - 3.33%
4,490	Dean Foods Co.	$78,036
2,396	Sysco Corp.	89,922
4,112	WhiteWave Foods Co. (a)	129,487
1,930	Whole Foods Market, Inc.	73,803
		371,248
	Gas - 0.89%
685	Atmos Energy Corp.	34,318
2,694	CenterPoint Energy, Inc.	64,979
		99,297
	Healthcare - Products - 2.72%
2,185	Cyberonics, Inc. (a)	132,848
1,348	Greatbatch, Inc. (a)	62,965
3,528	Hanger, Inc. (a)	107,181
		302,994
	Healthcare - Services - 0.44%
1,037	Tenet Healthcare Corp. (a)	48,739

	Home Builders - 0.84%
3,957	DR Horton, Inc.	93,702

	Household Products & Wares - 0.84%
834	Kimberly-Clark Corp.	93,700

	Insurance - 3.72%
848	American National Insurance Co.	97,096
1,889	HCC Insurance Holdings, Inc.	88,745
6,668	Hilltop Holdings, Inc. (a)	138,361
1,124	Torchmark Corp.	90,965
		415,167
	Internet - 2.02%
3,074	HomeAway, Inc. (a)	94,679
3,564	Rackspace Hosting, Inc. (a)	130,050
		224,729
	Investment Companies - 1.10%
3,935	Main Street Capital Corp. (d)	122,103

	Iron & Steel - 0.79%
4,939	Commercial Metals Co.	87,667

	Machinery - Diversified - 1.54%
1,102	DXP Enterprises, Inc. (a)	76,666
1,293	Flowserve Corp.	95,346
		172,012
	Media - 0.47%
1,140	Nexstar Broadcasting Group, Inc.	52,964

	Miscellaneous Manufacturing - 2.49%
2,867	AZZ, Inc.	127,610
1,731	Trinity Industries, Inc.	149,783
		277,393

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 98.33% (continued)	FAIR VALUE

	Oil & Gas - 14.29%
500	Anadarko Petroleum Corp.	$51,430
807	Apache Corp.	75,229
728	Approach Resources, Inc. (a) (d)	14,211
631	Cabot Oil & Gas Corp.	22,867
1,409	Carrizo Oil & Gas, Inc. (a)	80,961
704	Cheniere Energy, Inc. (a)	47,949
444	Concho Resources, Inc. (a)	58,519
725	ConocoPhillips	57,957
907	CVR Energy, Inc.	42,683
1,238	Denbury Resources, Inc.	20,910
1,274	Diamonback Energy, Inc. (a)	96,162
342	Diamond Offshore Drilling, Inc. (d)	17,463
560	EOG Resources, Inc.	59,248
298	Exxon Mobil Corp.	29,958
15,276	Halcon Resources Corp. (a) (d)	95,322
2,320	Hercules Offshore, Inc. (a)	10,533
1,748	HollyFrontier Corp.	86,089
5,467	Magnum Hunter Resources Corp. (a)	41,877
715	Marathon Oil Corp.	26,212
2,355	Matador Resources Co. (a)	58,592
1,042	Newfield Exploration Co. (a)	38,012
625	Noble Energy, Inc.	45,044
3,131	Patterson-UTI Energy, Inc.	103,605
626	Phillips 66	53,079
243	Pioneer Natural Resources Co.	51,069
706	Range Resources Corp.	65,623
1,761	Rosetta Resources, Inc. (a)	82,996
760	Rowan Companies PLC	23,530
589	Southwestern Energy Co. (a)	26,782
627	Tesoro Corp.	35,237
743	Valero Energy Corp.	41,645
769	Western Refining, Inc.	31,544
		1,592,338
	Oil & Gas Services - 8.66%
1,003	Baker Hughes, Inc.	70,732
1,750	C&J Energy Services, Inc. (a)	53,568
424	Cameron International Corp. (a)	27,115
668	CARBO Ceramics, Inc.	91,897
410	Dresser-Rand Group, Inc. (a)	25,092
233	Dril-Quip, Inc. (a)	23,817
1,408	Exterran Holdings, Inc.	58,770
2,198	Flotek Industries, Inc. (a)	62,379
1,232	Forum Energy Technologies, Inc. (a)	40,705
1,194	Geospace Technologies Corp. (a)	60,560
480	Halliburton Co.	31,027
3,301	Key Energy Services, Inc. (a)	26,573
1,824	MRC Global, Inc. (a)	52,513
286	National Oilwell Varco, Inc.	23,415
2,838	Newpark Resources, Inc. (a)	31,956
288	Oceaneering International, Inc	20,750
238	Oil States International, Inc. (a)	25,604
840	Schlumberger Ltd.	87,394
2,932	Superior Energy Services, Inc.	97,313
468	Targa Resources Corp.	53,801
		964,981
	Pipelines - 1.12%
974	Kinder Morgan, Inc.	32,522
2,153	Primoris Services Corp.	62,372
742	Spectra Energy Corp.	30,110
		125,004

THE TEXAS FUND FUND
SCHEDULE OF INVESTMENTS - May 31, 2014 (Unaudited)

SHARES	COMMON STOCKS - 98.33% (continued)	FAIR VALUE

	Real Estate - 1.07%
806	Howard Hughes Corp. (a)	$119,352

	Retail - 10.99%
1,838	Brinker International., Inc.	91,257
2,649	Cash America International, Inc.	125,854
1,867	Conn's, Inc. (a)	87,077
3,457	Copart, Inc. (a)	122,965
1,335	Fiesta Restaurant Group, Inc. (a)	53,760
1,413	First Cash Financial Services, Inc. (a)	74,211
1,555	GameStop Corp. Class A (d)	58,857
1,066	Group 1 Automotive, Inc.	85,813
2,366	Mattress Firm Holdings Corp. (a)	106,139
3,900	Pier 1 Imports, Inc.	68,679
3,051	Rush Enterprises, Inc. (a)	101,232
2,987	Sally Beauty Holdings, Inc. (a)	76,527
2,179	Susser Holdings Corp. (a)	172,816
		1,225,187
	Semiconductors - 4.16%
7,231	Cirrus Logic, Inc. (a)	160,022
2,988	Diodes, Inc. (a)	82,678
2,809	Silicon Laboratories, Inc. (a)	126,742
2,008	Texas Instruments, Inc.	94,336
		463,778
	Software - 3.19%
401	Athenahealth, Inc. (a)	50,891
3,143	SolarWinds, Inc. (a)	122,860
1,526	Solera Holdings, Inc.	99,572
1,050	Tyler Technologies, Inc. (a)	82,037
		355,360
	Telecommunications - 0.73%
2,311	AT&T, Inc.	81,971

	Transportation - 2.04%
1,153	Bristow Group, Inc.	87,605
713	Gulfmark Offshore, Inc.	33,090
961	Kirby Corp. (a)	106,239
		226,934

	Total Common Stocks (Cost $10,371,218)	10,959,058

CONTRACTS (e)	PUT OPTIONS - 0.87%	FAIR VALUE

100	iShares Russell 2000 Put Option 09/20/2015 $107.00	$28,100
125	Sector SPDR - Energy Put Option 01/17/2015 $78.00	10,500
62	Sector SPDR - Energy Put Option 10/18/2014 $93.00	17,236
45	SPDR S&P Midcap 400 Put Option 1/17/2015 $240.00	41,625
	Total Put Options (Cost $207,986)	97,461

SHARES	MONEY MARKET FUND - 3.62%	FAIR VALUE

402,903	Fidelity Institutional Money Market Fund Class I, 0.09% (b) (c) (Cost $403,903)	$402,903

	Total Investments at Fair Value - 102.82% (Cost $10,983,107)	$11,459,422

	Liabilities in Excess of Other Assets, Net - (2.82%)	(314,279)

	Net Assets - 100.00%	$11,145,143

(a)	Non-income producing security.
(b)	Rate shown represents the 7-day yield at May 31, 2014, is subject to change and resets daily.
(c)	A portion of this security is segregated as collateral for securities on loan at May 31, 2014. Total collateral had a fair value of $339,792 at May 31, 2014.
(d)	Security, or a portion of the security is out on loan at May 31, 2014. Total loaned securities had a fair value of $329,328 at May 31, 2014.
(e)	Each contract is equal to 100 shares of common stock.

The accompanying notes are an integral part of the schedules of investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Monteagle Funds’ (the “Funds”) significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation — Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, when valued using market quotations in an active market, are categorized as level 1 securities. However, fair value may be determined using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities would be categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs
• Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of the inputs used to value the Funds’ investments at fair value as of May 31, 2014:

Fixed Income Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
U.S. Government and Agency Obligations	$-	$12,839,296	$12,839,296
Corporate Bonds	-	23,482,294	23,482,294
Mortgage - Backed securities	-	2,038,963	2,038,963
Money Market Funds	3,797,811	-	3,797,811
Totals	$3,797,811	$38,360,553	$42,158,364

Informed Investor Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$9,153,557	$-	$9,153,557
Exchange-Traded Funds	2,987,864	-	2,987,864
Money Market Funds	501,295	-	501,295
Totals	$12,642,716	$-	$12,642,716

Quality Growth Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$23,440,399	$-	$23,440,399
Money Market Funds	639,941	-	639,941
Totals	$24,080,340	$-	$24,080,340

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Select Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$13,697,542	$-	$13,697,542
Money Market Funds	2,357,035	-	2,357,035
Totals	$16,054,577	$-	$16,054,577

Value Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$18,574,718	$-	$18,574,718
Money Market Funds	1,240,219	-	1,240,219
Totals	$19,814,937	$-	$19,814,937

The Texas Fund
		Level 2
		(Other
		Significant
	Level 1	Observable
Security Classification(a)	(Quoted Prices)	Inputs)	Totals
Common Stocks(b)	$10,959,058	$-	$10,959,058
Put Options(b)	97,461	-	97,461
Money Market Funds	402,903	-	402,903
Totals	$11,459,422	$-	$11,459,422

(a)
As of and during the nine month period ended May 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks, preferred stocks and put options held in the Funds are Level 1 securities. For a detailed break-out by major industry classification, please refer to the Schedules of Investments.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

There were no transfers into and out of any Level for the Funds during the nine month period ended May 31, 2014.  It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

During the nine month period ended May 31, 2014, no securities were fair valued.

Security Loans — The Funds have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the fair value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

The following table presents financial instruments that are subject to enforceable netting arrangements as of May 31, 2014:

Assets:					Gross Amounts Not Offset in the
					Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount

Select Value Fund	Securities Loaned	$315,866	$-	$315,866	$-	$315,866	$-
Value Fund	Securities Loaned	310,177	-	310,177	-	310,177	-
Texas Fund	Securities Loaned	329,328	-	329,328	-	329,328	-

Liabilities:					Gross Amounts Not Offset in the
					Statement of Assets and Liabilities
Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount

Select Value Fund	Securities Loaned	$327,739	$-	$327,739	$327,739	$-	$-
Value Fund	Securities Loaned	315,487	-	315,487	315,487	-	-
Texas Fund	Securities Loaned	339,792	-	339,792	339,792	-	-

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

Options transactions — A Fund may purchase put and call options written by others and sell put and call options covering specified individual securities, securities or financial indices or currencies.  A put option (sometimes called a “standby commitment”) gives the buyer of the option, upon payment of a premium, the right to deliver a specified amount of a security, index or currency to the writer of the option on or before a fixed date at a predetermined price. A call option (sometimes called a “reverse standby commitment”) gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security, index or currency on or before a fixed date, at a predetermined price. The predetermined prices may be higher or lower than the market value of the underlying security, index or currency.  A Fund may buy or sell both exchange-traded and over-the-counter (“OTC”) options.  A Fund will purchase or write an option only if that option is traded on a recognized U.S. options exchange or if the Adviser or Sub-adviser believes that a liquid secondary market for the option exists.  When a Fund purchases an OTC option, it relies on the dealer from whom it has purchased the OTC option to make or take delivery of the security, index or currency underlying the option.  Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as the loss of the expected benefit of the transaction. OTC options and the securities underlying these options currently are treated as illiquid securities by the Funds.

Upon selling an option, a Fund receives a premium from the purchaser of the option.  Upon purchasing an option, the Fund pays a premium to the seller of the option.  The amount of premium received or paid by the Fund is based upon certain factors, including the market price of the underlying securities, index or currency, the relationship of the exercise price to the market price, the historical price volatility of the underlying assets, the option period, supply and demand and interest rates.

A Fund may purchase call options on debt securities that the Fund’s Adviser or Sub-adviser intends to include in the Fund’s portfolio in order to fix the cost of a future purchase. Call options may also be purchased to participate in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased.  If the price of the underlying security declines, this strategy would serve to limit the potential loss to the Fund to the option premium paid.  Conversely, if the market price of the underlying security increases above the exercise price and the Fund either sells or exercises the option, any profit eventually realized will be reduced by the premium paid.  A Fund may similarly purchase put options in order to hedge against a decline in market value of securities held in its portfolio.  The put enables the Fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Fund is limited to the option premium paid.  If the market price of the underlying security is lower than the exercise price of the put, any profit the Fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put may be sold.

The Adviser or Sub-adviser may write call options when it believes that the market value of the underlying security will not rise to a value greater than the exercise price plus the premium received. Call options may also be written to provide limited protection against a decrease in the market price of a security, in an amount equal to the call premium received less any transaction costs.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Funds may purchase and write put and call options on fixed income or equity security indexes in much the same manner as the options discussed above, except that index options may serve as a hedge against overall fluctuations in the fixed income or equity securities markets (or market sectors) or as a means of participating in an anticipated price increase in those markets.  The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities, which are being hedged.  Index options are settled exclusively in cash.

All options purchased by the Texas Fund are on equity securities including exchange traded funds.  The derivatives are not accounted for as hedging instruments under GAAP.  The effect of derivative instruments on the Statements of Assets and Liabilities at May 31, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of Derivatives on Statements of Assets and Liabilities	Fair Value of Asset Derivatives

Texas Fund	Put options purchased	Investment securities at fair value	$97,461
	Totals		$97,461

The effect of derivative instruments on the Statements of Operations during the periods ended May 31, 2014 were as follows:

Fund	Derivatives not accounted for as hedging instruments under GAAP	Location of gain (loss) on Derivatives recognized in income	Realized and unrealized loss on Derivatives recognized in income

Texas Fund *	Put options purchased	Net realized gain from investments	$(60,715)
Texas Fund *	Put options purchased	Net change in unrealized appreciation on investments	(110,525)
	Totals		$(171,240)

*	Represents the period from initial public offering (September 17, 2013) through May 31, 2014.

The Fixed Income Fund, Informed Investor Growth Fund, Quality Growth Fund, Select Value Fund and Value Fund did not invest in any derivative instruments during the nine month period ended May 31, 2014.

MONTEAGLE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS — May 31, 2014 (Unaudited)

2. TAX MATTERS

The following information is based upon the federal income tax cost of the investment securities as of May 31, 2014:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Fixed Income Fund	$41,550,255	$1,022,044	$(413,935)	$608,109
Informed Investor Growth Fund	11,778,522	908,094	(43,900)	864,194
Quality Growth Fund	17,314,125	6,962,810	(196,595)	6,766,215
Select Value Fund	13,143,607	3,563,718	(652,748)	2,910,970
Value Fund	14,912,616	5,014,447	(112,126)	4,902,321
The Texas Fund	10,982,107	1,142,131	(664,816)	477,315

The difference between the federal income tax cost of portfolio investments and the financial statement cost for Informed Investor Growth Fund, Quality Growth Fund and Select Value Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

3. OPTIONS RISK

A Fund’s use of options subjects the Fund to certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: (i) dependence on the Adviser or Sub-adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (ii) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover, which may cause a given hedge not to achieve its objective; (iii) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; (iv) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder a Fund’s ability to limit exposures by closing its positions; and, (v) the possible need to defer closing out of certain options to avoid adverse tax consequences. Other risks include the inability of a Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.

4. SECTOR RISK

When the Funds emphasize one or more economic sectors, it may be more susceptible to the financial, market, or economic events affecting the particular issuers and industries in which they invest than funds that do not emphasize particular sectors. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monteagle Funds

By:
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Name:	Paul B. Ordonio
Title:	President
Date:	July 28, 2014

By:
Name:	Larry E. Beaver, Jr.
Title:	Treasurer
Date:	July 28, 2014